Capital Lease Obligations and Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
End of lease contract	Dec. 31, 2041
Restricted cash deposits related to certain term loans and other obligations	$ 58.3	$ 21.1
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period	30 years
Ownership interest	70.00%
Number of Carriers	3
Tax indemnification guarantee	15.5
Interest expenses included in capital leases payment obligation	505.0
Approximate capital leases future minimum payments due	977.1
Weighted-average interest rate on lease	5.20%
Restricted cash on deposits	$ 475.5	$ 476.1
Weighted-average interest rates earned on deposits	0.40%	0.30%
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Capital lease arrangement period	During 2012, the lessor extended the term of one of the five leases and has forfeited their option to sell all five vessels to the Company until 2014.
Number of Carriers	5
Weighted-average interest rate on lease	7.40%
Number Of vessel expected to be sold to third party	2